Loss Per Share (EPS) (Tables)	9 Months Ended
Sep. 30, 2022
Loss Per Share (EPS)
Schedule of existing preferred shares were converted into common shares and then a share split

	For the three months ended		For the nine months ended
	September 30		September 30
	2022	2021	2022	2021
As at September 30, after conversion and share split
Outstanding common shares at period-end	25,846,279	25,547,359	25,846,279	25,547,359
Weighted average number of common shares outstanding	25,836,279	25,197,917	25,809,995	23,154,759
Number of shares resulting of the exercise of outstanding warrants	1,916,125	2,218,000	1,916,125	2,218,000

Schedule of basic and diluted earnings per shares based on weighted average number of shares outstanding after conversion and share split

	For the three months ended		For the nine months ended
	September 30		September 30
	2022	2021	2022	2021
Loss of year attributable to equity holders (in EUR)	(6,240,000)	(8,762,000)	(17,929,000)	(21,371,000)
Weighted average number of common shares outstanding (in units)	25,836,279	25,197,917	25,809,995	23,154,759
Basic earnings per share in EUR (EUR/unit)	(0.242)	(0.348)	(0.695)	(0.923)
Diluted earnings per share in EUR (EUR/unit)	(0.242)	(0.348)	(0.695)	(0.923)